Related Party Transactions (Details) - USD ($)			1 Months Ended			3 Months Ended				12 Months Ended
	Dec. 16, 2024	Dec. 31, 2023	Feb. 28, 2025	Dec. 31, 2024	Nov. 30, 2024	Mar. 31, 2025	Dec. 31, 2024		Mar. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions [Line Items]
Company shares (in Shares)	1,337,500		800,000	690,000	138,556
Issued of compensation for services		$ 1,802,215		$ 959,100			$ 1,364,025	[1]	$ 750,000
Due from affiliates				42,471		$ 45,078	42,471			$ 42,471	$ 1,255,820
Brilliant Note Receivable [Member]
Related Party Transactions [Line Items]
Principal amount											299,650
Written off											299,650
Related Party [Member]
Related Party Transactions [Line Items]
Advances – related party				$ 1,000,000			$ 1,000,000
Issued of compensation for services						$ 1,800,000
Owed from affiliate balance										192,069	229,837
Equity Securities [Member]
Related Party Transactions [Line Items]
Ownership percentage				5.00%			5.00%
Directly [Member]
Related Party Transactions [Line Items]
Ownership percentage				40.00%			40.00%
Indirectly [Member]
Related Party Transactions [Line Items]
Ownership percentage				10.00%			10.00%
Advisory Fees [Member]
Related Party Transactions [Line Items]
Revenue from related parties							$ 0			$ 70,000	$ 0
Common Stock [Member]
Related Party Transactions [Line Items]
Company shares (in Shares)					110,707		340,100
Issued of compensation for services							$ 85	[1]	$ 3
Common Stock Issuances [Member]
Related Party Transactions [Line Items]
Issued of compensation for services							$ 789,032

[1]	Retroactively restated for the reverse recapitalization as described in Note 1 and Note 4 and the one-for-eight reverse stock split described in Note 10.